LVIP Mondrian Global Income Fund
Schedule of Investments
March 31, 2026 (unaudited)

		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–0.32%
Germany–0.32%
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	$1,285,263
			1,285,263
South Africa–0.00%
‡=K2016470219 South Africa Ltd. 3.00% 12/31/22		106,828	0
			0
United States–0.00%
‡^Sanchez Energy Corp. 0.00% 6/15/21		150,000	15
			15
Total Corporate Bonds (Cost $2,707,374)			1,285,278
ΔSOVEREIGN BONDS–58.90%
Australia–4.19%
Australia Government Bonds
1.75% 6/21/51	AUD	3,000,000	1,034,532
2.75% 11/21/27	AUD	6,682,000	4,471,755
2.75% 6/21/35	AUD	5,000,000	2,890,202
3.00% 3/21/47	AUD	3,600,000	1,756,086
3.25% 6/21/39	AUD	5,500,000	3,123,287
4.75% 4/21/27	AUD	5,100,000	3,522,863
			16,798,725
Austria–2.98%
Republic of Austria Government Bonds
0.75% 2/20/28	EUR	6,910,000	7,705,841
6.25% 7/15/27	EUR	3,500,000	4,226,580
			11,932,421
Belgium–2.18%
Belgium Government Bonds
0.10% 6/22/30	EUR	900,000	924,183
0.40% 6/22/40	EUR	8,250,000	5,886,237
Kingdom of Belgium Government Bonds 0.10% 6/22/30	EUR	1,875,000	1,925,382
			8,735,802
Canada–2.15%
Canada Government Bonds
0.50% 12/1/30	CAD	6,144,000	3,926,842
1.00% 6/1/27	CAD	6,422,000	4,527,716
3.50% 12/1/45	CAD	200,000	138,250
			8,592,808
China–4.46%
China Government Bonds
2.35% 2/25/34	CNY	55,000,000	8,331,225
2.68% 5/21/30	CNY	62,700,000	9,519,628
			17,850,853
Finland–1.25%
Finland Government Bonds 0.50% 9/15/27	EUR	4,459,000	4,995,061
			4,995,061
France–4.20%
French Republic Government Bonds O.A.T.
0.50% 6/25/44	EUR	1,000,000	615,016
0.75% 5/25/52	EUR	3,750,000	1,911,032
1.50% 5/25/31	EUR	10,026,297	10,684,883
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
France (continued)
French Republic Government Bonds O.A.T. (continued)
2.75% 2/25/29	EUR	3,140,000	$3,611,949
			16,822,880
Germany–1.95%
Bundesrepublik Deutschland Bundesanleihe
1.25% 8/15/48	EUR	1,650,000	1,258,072
2.60% 8/15/34	EUR	2,371,000	2,672,548
4.00% 1/4/37	EUR	3,100,000	3,887,344
			7,817,964
Italy–2.82%
Italy Buoni Poliennali Del Tesoro
1.80% 3/1/41	EUR	950,000	804,931
2.45% 9/1/33	EUR	6,958,000	7,462,838
4.75% 9/1/44	EUR	2,500,000	3,044,261
			11,312,030
Japan–3.65%
Japan Government 20 yr Bond
0.60% 12/20/37	JPY	735,100,000	3,706,464
1.60% 6/20/30	JPY	300,000,000	1,882,360
Japan Government 30 yr Bond
0.30% 6/20/46	JPY	760,000,000	2,678,162
1.70% 9/20/44	JPY	1,200,000,000	6,001,928
Japan Government 40 yr Bond 0.50% 3/20/60	JPY	141,500,000	352,624
			14,621,538
Mexico–2.98%
Mexico Bonos
7.50% 6/3/27	MXN	17,500,000	976,643
7.75% 5/29/31	MXN	33,000,000	1,754,489
7.75% 11/13/42	MXN	80,000,000	3,704,067
8.00% 11/7/47	MXN	101,700,000	4,742,331
8.50% 11/18/38	MXN	15,100,000	774,150
			11,951,680
Netherlands–1.24%
Netherlands Government Bonds
0.50% 1/15/40	EUR	1,950,000	1,554,755
2.75% 1/15/47	EUR	3,300,000	3,414,311
			4,969,066
New Zealand–5.96%
New Zealand Government Bonds
1.75% 5/15/41	NZD	19,640,000	7,322,889
2.00% 5/15/32	NZD	8,900,000	4,464,397
3.00% 4/20/29	NZD	7,000,000	3,925,244
4.50% 4/15/27	NZD	14,000,000	8,165,292
			23,877,822
Norway–3.12%
Norway Government Bonds
1.38% 8/19/30	NOK	52,000,000	4,732,838
3.63% 4/13/34	NOK	40,000,000	3,934,094
3.63% 5/31/39	NOK	40,000,000	3,827,296
			12,494,228
Republic of Korea–2.62%
Korea Treasury Bonds
3.50% 9/10/28	KRW	4,181,830,000	2,727,796
3.88% 12/10/26	KRW	11,815,920,000	7,765,775
			10,493,571
LVIP Mondrian Global Income Fund–1

LVIP Mondrian Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Spain–4.88%
Spain Government Bonds
2.70% 1/31/30	EUR	6,000,000	$6,889,378
3.15% 4/30/35	EUR	11,200,000	12,677,977
			19,567,355
United Kingdom–8.27%
U.K. Gilts
0.38% 10/22/30	GBP	5,050,000	5,600,092
1.25% 10/22/41	GBP	10,700,000	8,155,142
1.25% 7/31/51	GBP	5,550,000	3,074,562
1.75% 9/7/37	GBP	5,202,000	4,936,192
4.25% 12/7/27	GBP	2,500,000	3,303,409
4.50% 9/7/34	GBP	6,200,000	8,043,116
			33,112,513
Total Sovereign Bonds (Cost $259,310,125)			235,946,317
SUPRANATIONAL BANKS–2.40%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	7,675,903
European Investment Bank 2.15% 1/18/27	JPY	305,000,000	1,939,176
Total Supranational Banks (Cost $13,359,769)			9,615,079
U.S. TREASURY OBLIGATIONS–36.70%
U.S. Treasury Bonds
1.13% 8/15/40		17,000,000	10,597,774
2.25% 5/15/41		12,900,000	9,399,363
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.50% 2/15/46	11,400,000	$7,865,109
2.75% 8/15/42	10,000,000	7,646,875
3.13% 8/15/44	8,800,000	6,898,719
3.63% 8/15/43	3,600,000	3,074,484
3.63% 2/15/53	12,381,100	9,936,800
4.50% 5/15/38	7,300,000	7,352,184
U.S. Treasury Notes
1.13% 2/15/31	9,500,000	8,328,086
1.25% 8/15/31	17,000,000	14,754,805
2.50% 3/31/27	13,500,000	13,341,375
2.75% 2/15/28	20,345,000	19,954,789
3.50% 1/31/28	5,000,000	4,971,484
4.13% 9/30/27	22,802,000	22,895,524
Total U.S. Treasury Obligations (Cost $160,846,395)		147,017,371

	Number of Shares
MONEY MARKET FUND–0.43%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	1,711,044	1,711,044
Total Money Market Fund (Cost $1,711,044)		1,711,044

TOTAL INVESTMENTS–98.75% (Cost $437,934,707)	395,575,089
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.25%	5,009,865
NET ASSETS APPLICABLE TO 43,249,077 SHARES OUTSTANDING –100.00%	$400,584,954

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
=The value of this security was determined using significant unobservable inputs.
^Zero coupon security.
LVIP Mondrian Global Income Fund–2

LVIP Mondrian Global Income Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at March 31, 2026:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	(9,365,500)	USD	6,369,392	4/30/26	$—	$(89,910)
SSB	CAD	(11,953,000)	USD	8,680,926	4/30/26	77,102	—
SSB	CAD	130,500	USD	(95,623)	4/30/26	—	(1,688)
SSB	CNY	(31,612,500)	USD	4,558,854	4/30/26	—	(29,784)
SSB	CNY	(63,475,500)	USD	9,219,792	4/30/26	6,156	—
SSB	CNY	2,119,000	USD	(311,057)	4/30/26	—	(3,479)
SSB	EUR	(45,731,500)	USD	53,854,192	4/30/26	914,894	—
SSB	EUR	392,500	USD	(455,114)	4/30/26	—	(751)
SSB	EUR	835,000	USD	(960,550)	4/30/26	6,056	—
SSB	GBP	(18,708,500)	USD	25,153,790	4/30/26	392,202	—
SSB	GBP	6,834,000	USD	(9,298,649)	4/30/26	—	(253,525)
SSB	JPY	5,951,279,000	USD	(37,795,353)	4/30/26	—	(184,352)
SSB	MXN	(151,373,000)	USD	8,583,403	4/30/26	158,862	—
SSB	MXN	39,778,000	USD	(2,290,164)	4/30/26	—	(76,353)
SSB	NOK	119,164,500	USD	(12,025,681)	4/30/26	279,477	—
SSB	NZD	(41,766,000)	USD	24,598,670	4/30/26	572,658	—
SSB	NZD	13,266,500	USD	(8,041,518)	4/30/26	—	(409,926)
Total Foreign Currency Exchange Contracts						$2,407,407	$(1,049,768)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CNY–Chinese Yuan
EUR–Euro
GBP–British Pound Sterling
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
SSB–State Street Bank
USD–United States Dollar
yr–Year
LVIP Mondrian Global Income Fund–3